S000001147 [Member] Average Annual Total Returns	12 Months Ended	58 Months Ended	60 Months Ended	120 Months Ended	161 Months Ended	180 Months Ended	297 Months Ended	333 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	1.25%		(0.33%)	1.35%	4.18%
CLASS I
Prospectus [Line Items]
Average Annual Return, Percent	1.05%		(0.31%)	1.35%			4.65%
Performance Inception Date							Mar. 31, 2000
CLASS M
Prospectus [Line Items]
Average Annual Return, Percent	0.72%		(0.54%)	1.11%				4.86%
Performance Inception Date								Mar. 31, 1997
CLASS M | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(1.05%)		(1.97%)	(0.17%)				2.85%
Performance Inception Date								Mar. 31, 1997
CLASS M | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.43%		(0.95%)	0.34%				2.97%
Performance Inception Date								Mar. 31, 1997
Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent	0.71%		(0.64%)	1.01%		2.76%
Performance Inception Date						Dec. 18, 2009
Plan Class
Prospectus [Line Items]
Average Annual Return, Percent	1.12%		(0.24%)	1.42%	2.45%
Performance Inception Date					Jul. 31, 2011
Class I-2
Prospectus [Line Items]
Average Annual Return, Percent	0.98%	(1.44%)
Performance Inception Date		Mar. 06, 2020